Note 13 - Share Capital (Details Textual)			12 Months Ended
	May 20, 2022 shares	Jun. 15, 2017 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2020	Jul. 18, 2020
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)			98,956,808	98,956,808	97,809,441	97,809,441	98,956,808
Number of share options exercised for cash in share-based payment arrangement			100,678		75,066
Proceeds from exercise of options | $			$ 1,037,000		$ 985,000
Number of share options exercised in share-based payment arrangement, cashless			105,344		54,274
Shares issued in lieu of exercise of stock options (in shares)			24,247		25,089
Number of share options cancelled during the period (in shares)			81,097		29,185
Shares issued in lieu of payment (in shares)					5,223
Mineral property option payment settled by share issuance | $					$ 100,000
Total number of shares issued (in shares)					2,691,000	2,691,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 17.15	$ 17.15
Proceeds from issue of ordinary shares | $					$ 46,151,000
Proceeds from issue of ordinary shares, net of share issue costs | $			$ 0		$ 43,242,000
Stock options issuance limitations, maximum percentage of allowed issuable common shares		5.00%
Option life, share options granted			3		3
Number of share options outstanding in share-based payment arrangement at end of period			1,012,794	1,012,794	988,727	988,727	1,012,794	1,018,067
Number of share options granted in share-based payment arrangement			230,089		100,000
Weighted average fair value at measurement date, share options granted			$ 1,466	$ 1,466			$ 1,859
Weighted average share price, share options granted (in dollars per share) | (per share)			$ 6.37	$ 8.08
Number of share options exercised in share-based payment arrangement			206,022		129,340
Weighted average market share price of share options exercised In share based payment arrangement (in CAD per share) | $ / shares				$ 21.15		$ 22.35
Expense from share-based payment transactions with employees and consultants | $			$ 1,445,000		$ 1,564,000
Expense arising from exploration for and evaluation of mineral resources | $			$ 52,000		$ 49,000
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares		1.50%
Life of restricted share units and performance share units (Year)		5 years
Number of common shares issuable from a restricted share unit (in shares)		1
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares									1.00%
Common shares issuable under share-based compensation arrangements (in shares)			1,765,222	1,765,222	1,722,974	1,722,974	1,765,222
Percentage of common shares issuable and common shares issued and outstanding			1.78%	1.78%	1.76%	1.76%	1.78%
Number of share based awards available for grant (in shares)			4,172,186	4,172,186	4,145,592	4,145,592	4,172,186
Number of replacement warrants expired (in shares)			34,418
Stock options inside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period			1,012,794	1,012,794	988,727	988,727	1,012,794
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Performance share unit payout, percentage			200.00%
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage			0.00%
Gatling Exploration Inc. [member]
Statement Line Items [Line Items]
Asset acquisition, shares issued (in shares)	774,643		774,643
Equity issued, settlement of liability (in shares)			63,492
Asset acquisition, replacement stock options issued (in shares)	43,675		43,675
Asset acquisition, replacement warrants issued (in shares)	53,508		53,508
Weighted average fair value at measurement date, share options granted			$ 84	$ 84			$ 107
Weighted average share price, share options granted (in dollars per share) | (per share)			$ 1.92	$ 2.45
Number of share options expired in share-based payment arrangement			2,559
Stock option awards [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)			627,008		813,887
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)			292,498		247,752
Expense from share-based payment transactions with employees | $			$ 1,350,000		$ 1,533,000
Deferred share units [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)			420,115		383,078
Number of other equity instruments exercised or vested in share-based payment arrangement			86,295		159,810
Number of other equity instruments granted in share-based payment arrangement			32,426		54,213
Number of other equity instruments outstanding in share-based payment arrangement at end of period			420,115	420,115	469,373	469,373	420,115
Expense from share-based payment transactions with employees | $			$ 507,000		$ 1,208,000
Number of instruments other equity instruments granted in lieu of director fees (in shares)			4,611		5,818
Number of common shares issued under the deferred share unit plan prior to termination date (in shares)			0	0			0
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			7,694		31,620
Number of other equity instruments granted in share-based payment arrangement			84,644		10,000
Number of other equity instruments vesting in 12 months (in shares)			52,182	52,182			52,182
Options vesting, period, tranche one (Month)			12 months
Number of other equity instruments vesting in 24 months (in shares)			16,228	16,228			16,228
Options vesting, period, tranche two (Month)			24 months
Number of other equity instruments vesting in 36 months (in shares)			16,234	16,234			16,234
Options vesting, period, tranche three (Month)			36 months
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in dollars per share) | $ / shares			$ 14.71		$ 18.44
Number of other equity instruments outstanding in share-based payment arrangement at end of period			101,059	101,059	24,109	24,109	101,059
Number of other equity instruments vested and convertible in share-based payment arrangement (in shares)			16,415	16,415	10,776	10,776	16,415
Number of equity instruments with vesting condition (in shares)			62,050
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			90,318		8,511
Number of other equity instruments granted in share-based payment arrangement			87,375		0
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in dollars per share) | $ / shares			$ 16.10
Weighted average remaining contractual life of other equity instruments granted in share-based payment arrangement (Year)			5 years
Number of equity instruments that vest upon achievement (in shares)			65,531	65,531			65,531
Equity instrument, performance period (Year)			3 years
Equity instruments subject to performance factor (in shares)			21,844
Equity instruments vested, percent			96.92%
Equity instruments, share options vested (in shares)			84,960
Equity instruments, share options cancelled (in shares)			2,704
Number of other equity instruments outstanding in share-based payment arrangement at end of period			231,254	231,254	240,765	240,765	231,254
Number of other equity instruments vested and convertible in share-based payment arrangement (in shares)			23,400	23,400	6,346	6,346	23,400
Performance share units [member] | Top of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage			150.00%
Performance share unit payout, units (in shares)			93,075
Performance share units [member] | Top of range [member] | Share unit plan [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage			150.00%
Performance share unit payout, units (in shares)			32,766
Performance share units [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage			50.00%
Performance share unit payout, units (in shares)			31,025
Performance share units [member] | Bottom of range [member] | Share unit plan [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage			50.00%
Performance share unit payout, units (in shares)			10,922